Consolidated Balance Sheets (Restated) (Parenthenticals) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Fair value securities held to maturity (in dollars)	[1]	$ 6,588	$ 7,384
Allowance for loan losses (in dollars)	[1],[2]	$ 1,261	$ 990
Preferred stock, par value (in dollars per share)	[1]	$ 0.01	$ 0.01
Preferred stock, shares authorized	[1]	25,000,000	25,000,000
Preferred stock, shares issued	[1]	0	0
Preferred stock, shares outstanding	[1]	0	0
Common stock, par value (in dollars per share)	[1]	$ 0.01	$ 0.01
Common stock, shares authorized	[1]	50,000,000	50,000,000
Common stock, shares issued	[1]	1,934,853	1,941,688
Common stock, shares outstanding	[1]	1,934,853	1,941,688

[1]	Restated
[2]	All Loans are collectively evaluated for impairment.